Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 22, 2016
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Apr. 22, 2016
Document Effective Date	Apr. 22, 2016
Prospectus Date	Mar. 01, 2016
Dreyfus Select Managers Long/Short Fund | Class A
Prospectus:
Trading Symbol	DBNAX
Dreyfus Select Managers Long/Short Fund | Class C
Prospectus:
Trading Symbol	DBNCX
Dreyfus Select Managers Long/Short Fund | Class I
Prospectus:
Trading Symbol	DBNIX
Dreyfus Select Managers Long/Short Fund | Class Y
Prospectus:
Trading Symbol	DBNYX